Earnings per Share (Details 1) - shares	Dec. 31, 2023	Dec. 21, 2022
Earnings per Share
Public Warrants	16,184,612
Private Warrants	515,000
Convertible debt	452,240
Warrants	53,800
Outstanding stock options		4,162,067
SARs		1,758,100
Diluted shares outstanding	17,205,652	5,920,167